Note 14 - Fair Value Measurements: Fair Value, Assets Measured on Recurring Basis (Details)	Feb. 28, 2015 USD ($)
Derivative Liability, Fair Value, Gross Liability	$ 1,562,718
Fair Value, Inputs, Level 2
Derivative Liability, Fair Value, Gross Liability	$ 1,562,718